Document and Entity Information	Mar. 11, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001628369
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	CUSHMAN & WAKEFIELD PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-38611
Entity Tax Identification Number	98-1193584
Entity Address, Address Line One	125 Old Broad Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2N 1AR
City Area Code	+44
Local Phone Number	20 3296 3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $0.10 nominal value
Trading Symbol	CWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false